Goodwill and Intangible Assets - Schedule of changes in goodwill (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Gross carrying amount		$ 2,815,339	$ 2,768,696	$ 2,758,367
Accumulated impairment charge		(652,000)	(652,000)	(652,000)
Opening balance	$ 2,163,339	2,116,696	2,106,367
Acquisitions	11,463	43,393	7,351
Foreign exchange translation effects		3,250	852
Foreign exchange translation effects			2,126
Measurement period adjustments	(878)
Closing balance	2,173,924	2,163,339	2,116,696
Sales [Member]
Goodwill [Line Items]
Gross carrying amount		2,114,378	2,090,340	2,085,684
Accumulated impairment charge		(652,000)	(652,000)	(652,000)
Opening balance	1,462,378	1,438,340	1,433,684
Acquisitions	11,463	20,788	2,948
Foreign exchange translation effects		3,250	(418)
Foreign exchange translation effects			2,126
Measurement period adjustments	167
Closing balance	1,474,008	1,462,378	1,438,340
Marketing [Member]
Goodwill [Line Items]
Gross carrying amount		700,961	678,356	$ 672,683
Opening balance	700,961	678,356	672,683
Acquisitions		22,605	4,403
Foreign exchange translation effects			1,270
Measurement period adjustments	(1,045)
Closing balance	$ 699,916	$ 700,961	$ 678,356